NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
NET INCOME PER SHARE
NET INCOME PER SHARE

16.    NET INCOME PER SHARE

For the years ended December 31, 2018 and 2019, the Group has determined that its all classes of convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The holders of the Preferred Shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. For the years ended December 31, 2020, the Company issued Pre-Funded warrants to purchase 53,600,000 shares of Class A ordinary shares with an exercise price of US$0.00001 that are included in our computation of basic earnings per share.

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018,2019 and 2020 as follows:

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	36,938	143,159	1,325,523
Denominator:
Weighted average number of ordinary shares outstanding - basic	403,750,000	832,790,329	1,036,865,727
Net income per share attributable to ordinary shareholders of the Company - basic	0.09	0.17	1.28
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	36,938	143,159	1,325,523
Denominator:
Weighted average number of ordinary shares outstanding - basic	403,750,000	832,790,329	1,036,865,727
Dilutive effect of share options	107,786,122	85,107,097	13,277,287
Weighted average number of ordinary shares outstanding - diluted	511,536,122	917,897,426	1,050,143,014
Net income per share attributable to ordinary shareholders of the Company - diluted	0.07	0.16	1.26

For the years ended December 31, 2018, 2019 and 2020, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were 3,418,090, 3,747,975 and 4,800,584 shares on a weighted average basis, respectively.